Consolidated Segment Data (Details Narrative) (10-K)	9 Months Ended	12 Months Ended
	Dec. 31, 2020 Segment	Mar. 31, 2020 USD ($) Segment	Mar. 31, 2019 USD ($)
Segment Reporting [Abstract]
Number of operating segments | Segment	4	2
Impairment loss on goodwill | $		$ 475,003